Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Land Use Rights, Net
Land use rights	¥ 235,198		¥ 235,198
Less: Accumulated amortization-land use rights	(38,507)		(33,203)
Total land use rights, net	¥ 196,691	$ 28,126	¥ 201,995